Organization and Principal Activities (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2016	Jul. 31, 2015	Dec. 31, 2018	Sep. 30, 2015
Private placement | Ordinary shares
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Aggregate transaction value of the private placement	$ 22.9
Sina Hong Kong Limited [Member] | Private placement | Ordinary shares
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ordinary shares issued in a private placement (in shares)	2,880,000
Percentage of the Group's total outstanding share capital	1.50%
Shares issued, price per share	$ 1.83
Julius Baer | Private placement | Ordinary shares
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ordinary shares issued in a private placement (in shares)	9,591,000
Percentage of the Group's total outstanding share capital	4.99%
Shares issued, price per share	$ 1.83
Scepter Pacific Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of equity interest acquired				100.00%
Scepter Pacific Limited | E-house Investment and Reckon Capital Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of equity interest acquired		100.00%
Scepter Pacific Limited | E-house Investment and Reckon Capital Limited | Private placement
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ordinary shares issued in a private placement (in shares)		32,481,552
Aggregate transaction value of the private placement		$ 56.4
Shanghai Juxiang
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition			Jul. 16, 2013
Place of Incorporation			PRC
Percentage of Ownership			100.00%
Baoyi Investment Consulting (Shanghai) Co., Ltd. ("Baoyi")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition			Jul. 16, 2015
Place of Incorporation			PRC
Percentage of Ownership			100.00%
Jupai HongKong Investment Limited ("Jupai Hong Kong")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition			Aug. 21, 2012
Place of Incorporation			Hong Kong
Percentage of Ownership			100.00%
Shanghai Baoyixuan Investment Management Center (Limited Partnership) ("Baoyixuan")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition			Dec. 24, 2015
Place of Incorporation			PRC
Percentage of Ownership			100.00%
Juzhou Asset Management (Shanghai) Co., Ltd. ("Juzhou")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition			May 17, 2013
Place of Incorporation			PRC
Percentage of Ownership			85.00%
Shanghai Jupeng Asset Management Co., Ltd. ("Jupeng")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition			Jun. 08, 2015
Place of Incorporation			PRC
Percentage of Ownership			85.00%
Shanghai Jupai Yumao Fund Sales Co., Ltd. ("Yumao")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition			Feb. 26, 2014
Place of Incorporation			PRC
Percentage of Ownership			100.00%
Shanghai Yidezhen Equity Investment Center ("Yidezhen")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition			Jul. 16, 2015
Place of Incorporation			PRC
Percentage of Ownership			100.00%